LOOMIS SAYLES FUNDS

NATIXIS FUNDS

NATIXIS ETF TRUST II

Supplement dated October 8, 2021, to the Loomis Sayles Funds Statements of Additional Information, dated February 1, 2021 and May 1, 2021, Natixis Funds Statements of Additional Information, dated April 1, 2021, May 1, 2021, and June 1, 2021 and the Natixis ETF Trust II Statement of Additional Information, dated May 1, 2021 as may be revised or supplemented from time to time, for the following Funds:

Loomis Sayles Bond Fund	Loomis Sayles Investment Grade Fixed Income Fund
Loomis Sayles Fixed Income Fund	Loomis Sayles Securitized Asset Fund
Loomis Sayles Global Bond Fund	Loomis Sayles Small Cap Growth Fund
Loomis Sayles High Income Opportunities Fund	Loomis Sayles Small Cap Value Fund
Loomis Sayles Inflation Protected Securities Fund	Loomis Sayles Small/Mid Cap Growth Fund
Loomis Sayles Institutional High Income Fund

Effective immediately, the third paragraph in the section “Portfolio Holdings Information” is amended to include the following:

Subject to the policies adopted by the Funds’ Board of Trustees for the disclosure of portfolio holdings information, KPMG LLP and KPMG Global Services Private Limited receive information (annually, or more frequently as needed, disclosure of full portfolio holdings) for the purpose of performing certain duties related to tax compliance services.

AEW Global Focused Real Estate Fund	Natixis Sustainable Future 2030 Fund®
Loomis Sayles High Income Fund	Natixis Sustainable Future 2035 Fund®
Loomis Sayles Intermediate Municipal Bond Fund	Natixis Sustainable Future 2040 Fund®
Loomis Sayles International Growth Fund	Natixis Sustainable Future 2045 Fund®
Loomis Sayles Investment Grade Bond Fund	Natixis Sustainable Future 2050 Fund®
Loomis Sayles Strategic Alpha Fund	Natixis Sustainable Future 2055 Fund®
Loomis Sayles Strategic Income Fund	Natixis Sustainable Future 2060 Fund®
Natixis Oakmark Fund	Natixis U.S. Equity Opportunities ETF
Natixis Oakmark International Fund	Natixis U.S. Equity Opportunities Fund
Natixis Sustainable Future 2015 Fund®	Natixis Vaughan Nelson Mid Cap ETF
Natixis Sustainable Future 2020 Fund®	Natixis Vaughan Nelson Select ETF
Natixis Sustainable Future 2025 Fund®

Effective immediately, the fourth paragraph in the section “Portfolio Holdings Information” is amended to include the following:

Subject to the policies adopted by the Funds’ Board of Trustees for the disclosure of portfolio holdings information, KPMG LLP and KPMG Global Services Private Limited receive information (annually, or more frequently as needed, disclosure of full portfolio holdings) for the purpose of performing certain duties related to tax compliance services.